Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

November 9, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington D.C. 20549

Attn: Mark Cowan

Re: FT 11131 (the "Trust")

Dear Mr. Cowan:

Included herewith please find a copy of the Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on November 9, 2023. First Trust Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trust. The Trust will invest in securities that include shares of exchange-traded funds ("ETFs"). As certain of the ETFs in which the Trust will invest are structured as open-end management investment companies, the Trust is not eligible to go automatically effective in reliance on Rule 487 under the Securities Act of 1933, as amended (the "Securities Act"). A recent example of a similar unit investment trust, which has included ETFs in its portfolio is FT 10973 (File No. 333-273470), declared effective by the Commission on September 28, 2023.

Inasmuch as the Trust is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

We are advised that the Sponsor proposes to deposit securities and to activate FT 11131 on December 28, 2023, or shortly thereafter, depending on market conditions. An appropriate amendment of the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of the ETFs by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on December 28, 2023.

Under these circumstances, it will be appreciated if this matter can receive prompt attention. If there are any questions regarding this filing, or if there is any way in which we can be of assistance, please do not hesitate to call either Eric F. Fess (312-845-3781) or Brian D. Free (312-845-3017).

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

EFF/amh

Enclosures